Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: Allowance for doubtful accounts	$ (41,716)
Accounts Receivable [Member]
Accounts receivable	507,817	845,800
Less: Allowance for doubtful accounts	(486,160)
Accounts receivable, net	21,657	845,800
Accounts Receivable Related Party [Member]
Accounts receivable	126,089	435,513
Less: Allowance for doubtful accounts	$ (126,089)
Accounts receivable, net		$ 435,513